Cost of revenue (exclusive of depreciation and amortization)	9 Months Ended
Sep. 30, 2019
Cost of revenue (exclusive of depreciation and amortization)
Cost of revenue (exclusive of depreciation and amortization)

18.Cost of revenue (exclusive of depreciation and amortization)

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Transaction costs	2,357	6,534	3,241	9,145
Payroll and related taxes	1,168	2,906	840	2,473
Cost of cash and settlement service fees	59	110	315	943
Interest expense	26	60	110	520
Other expenses	271	786	483	1,115
Total cost of revenue (exclusive of depreciation and amortization)	3,881	10,396	4,989	14,196